Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2017
Cash and cash equivalents [Abstract]
Cash and cash equivalents
Cash and cash equivalents at December 31, 2017 and 2016, are summarized as follows:

	2017	2016
Cash on hand	$925	$2,087
Cash at banks	158,035	302,753
Short-term investments (a)	235,007	535,498
Restricted cash (b)	67,587	62,366
	$461,554	$902,704

(a)	Includes fix-term deposits (promissory notes) and repurchase/resell agreements with terms up to 3 days.

(b)
Restricted cash represents the amount required to guarantee payments according to the obligations arising from the debt agreements for the acquisition of vessels and guarantee found for the sale of Terminal Marítima de Tuxpan, S.A. de C.V.